Fidelity® Variable Insurance Products

Investor Class

Contrafund® Portfolio

Summary Prospectus

April 30, 2014

Fund Summary

Fund/Class:
VIP ContrafundSM Portfolio/Investor Class

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.17%
Total annual operating expenses	0.72%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 74
3 years	$ 230
5 years	$ 401
10 years	$ 894

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Summary Prospectus

  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2006	2007	2008	2009	2010	2011	2012	2013
	11.60%	17.47%	-42.60%	35.66%	17.10%	-2.62%	16.34%	31.15%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.84%	June 30, 2009
Lowest Quarter Return	-23.11%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Life of classA
Investor Class	31.15%	18.74%	8.18%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.22%

A From July 21, 2005.

Investment Adviser

FMR (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Summary Prospectus

Fund Summary - continued

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907824.108 VCON-INV-SUM-0414

Fidelity® Variable Insurance Products

Service Class 2 R

Contrafund® Portfolio

Summary Prospectus

April 30, 2014

Fund Summary

Fund/Class:
VIP ContrafundSM Portfolio/Service Class 2 R

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)
Redemption fee on interests in separate accounts held less than 60 days (as a % of amount redeemed)	1.00%

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.55%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

1 year	$ 91
3 years	$ 284
5 years	$ 493
10 years	$ 1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Summary Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	15.15%	16.67%	11.43%	17.30%	-42.69%	35.46%	16.94%	-2.79%	16.15%	30.90%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.78%	June 30, 2009
Lowest Quarter Return	-23.16%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Service Class 2 R	30.90%	18.55%	8.95%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

Investment Adviser

FMR (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

Summary Prospectus

Fund Summary - continued

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV, minus the short-term redemption fee, if applicable. Shares will be sold at the NAV next calculated after an order is received in proper form, minus the short-term redemption fee, if applicable.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907823.108 VCONR-SUM-0414

Fidelity® Variable Insurance Products

Initial Class, Service Class, and Service Class 2

Contrafund® Portfolio

Summary Prospectus

April 30, 2014

Fund Summary

Fund/Class:
VIP ContrafundSM Portfolio/Initial Class, Service Class, Service Class 2

Investment Objective

The fund seeks long-term capital appreciation.

Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees (fees paid directly from your investment)	Not Applicable

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Initial Class

Service Class

Service Class 2

Management fee	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.09%	0.09%	0.09%
Total annual operating expenses	0.64%	0.74%	0.89%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Initial Class

Service Class

Service Class 2

1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 86% of the average value of its portfolio.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.
  Investing in domestic and foreign issuers.
  Allocating the fund's assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Summary Prospectus

  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns

Calendar Years	2004	2005	2006	2007	2008	2009	2010	2011	2012	2013
	15.48%	16.94%	11.72%	17.59%	-42.51%	35.71%	17.22%	-2.53%	16.42%	31.29%

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	18.85%	June 30, 2009
Lowest Quarter Return	-23.07%	December 31, 2008

Average Annual Returns

For the periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Initial Class	31.29%	18.84%	9.23%
Service Class	31.14%	18.73%	9.12%
Service Class 2	30.95%	18.55%	8.95%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	32.39%	17.94%	7.41%

Investment Adviser

FMR (the Adviser) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

Portfolio Manager(s)

The fund is managed by members of FMR's Stock Selector Large Cap Group.

Robert Stansky (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since October 2007.

Jonathan Kasen (co-manager) and Monty Kori (co-manager) have managed the fund since July 2013.

Brian Lempel (co-manager) has managed the fund since April 2013.

Peter Saperstone (co-manager) has managed the fund since March 2011.

Tobias Welo (co-manager) has managed the fund since November 2011.

Purchase and Sale of Shares

Only Permitted Accounts, including separate accounts of insurance companies and qualified funds of funds that have signed the appropriate agreements with the fund, if applicable, can buy or sell shares. Insurance companies offer variable annuity and variable life insurance products through separate accounts. A qualified fund of funds is an eligible insurance-dedicated mutual fund that invests in other mutual funds.

Summary Prospectus

Fund Summary - continued

Permitted Accounts - not variable product owners - are the shareholders of the fund. Variable product owners hold interests in separate accounts, including separate accounts that are shareholders of qualified funds of funds. The terms of the offering of interests in separate accounts are included in the variable annuity or variable life insurance product prospectus.

The price to buy one share is its net asset value per share (NAV). Shares will be bought at the NAV next calculated after an order is received in proper form.

The price to sell one share is its NAV. Shares will be sold at the NAV next calculated after an order is received in proper form.

The fund is open for business each day the New York Stock Exchange (NYSE) is open.

The fund has no minimum investment requirement.

Tax Information

Variable product owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product, or refer to their variable annuity or variable life insurance product prospectus. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions from the fund.

Payments to Broker-Dealers and Other Financial Intermediaries

The fund, the Adviser, Fidelity Distributors Corporation (FDC), and/or their affiliates may pay intermediaries, which may include insurance companies and their affiliated broker-dealers and service-providers (who may be affiliated with the Adviser or FDC), for the sale of fund shares and related services. These payments may create a conflict of interest by influencing your intermediary and your investment professional to recommend the fund over another investment. Ask your investment professional or visit your intermediary's web site for more information.

Summary Prospectus

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

Fidelity, Contrafund, and Fidelity Investments & Pyramid Design are registered service marks of FMR LLC. © 2014 FMR LLC. All rights reserved.

The third-party marks appearing above are the marks of their respective owners.

The term "VIP" as used in this document refers to Fidelity Variable Insurance Products.

1.907822.108 VCON-SUM-0414